DESCRIPTION OF BUSINESS (Proforma financial information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Description Of Business [Line Items]
Total revenues	$ 37,492		$ 22,691
Net income attribute to Micronet Enertec*	$ 2,840	[1]	$ (82)	[1]
Basic earnings per share	$ 0.88		$ (0.02)
Diluted earnings (losses) per share	$ 0.82		$ (0.02)

[1]	Excluding one-time gain on bargain purchase amounted to $4,623.